Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Taxes	Income before income taxes is summarized below:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
United States	$37,547	$32,136	$52,422
Foreign	10,990	20,651	18,555
	$48,537	$52,787	$70,977

Summary of Income Tax Expense (Benefit)
Income tax expense (benefit) is summarized as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Current:
United States:
Federal	$(3,079)	$(3,658)	$7,791
State	5,335	1,968	733
Foreign	20,311	14,599	9,518

Deferred:
United States:
Federal	4,703	10,720	15,612
State	(379)	2,820	4,296
Foreign	(2,815)	(841)	(4,071)
	$24,076	$25,608	$33,879

Schedule of Income Tax Reconciliation from Federal Income Tax Statutory Rate

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Current:
United States:
Federal	$(3,079)	$(3,658)	$7,791
State	5,335	1,968	733
Foreign	20,311	14,599	9,518

Deferred:
United States:
Federal	4,703	10,720	15,612
State	(379)	2,820	4,296
Foreign	(2,815)	(841)	(4,071)
	$24,076	$25,608	$33,879

Total income tax expense differs from the amount computed by multiplying income before income taxes by the U.S. federal income tax statutory rate. The reasons for this difference are as follows:

Components of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities as of December 31, 2014 and 2013 are shown below:

	December 31,
Dollars in thousands	2014	2013
Deferred tax assets
Current deferred tax assets:
Reserves established against realization of certain assets	$2,156	$1,504
Accruals not currently deductible for tax purposes	4,897	7,223
Other state deferred tax asset, net	412	990
Foreign Local Office	11	223
Gross current deferred tax assets	7,476	9,940
Current deferred tax valuation allowance	—	—
Net current deferred tax assets	7,476	9,940
Non-current deferred tax assets:
Federal net operating loss carryforwards	17,235	—
State net operating loss carryforwards	1,130	864
Other state deferred tax asset, net	1,246	1,909
Foreign Tax Credits	37,344	27,462
FIN 48	4,870	8,317
Foreign tax	28,645	18,499
Asset Impairment	38,931	48,743
Accruals not currently deductible for tax purposes	—	1,017
Deferred compensation	3,210	2,436
Other	—	—
Gross long-term deferred tax assets	132,611	109,247
Valuation Allowance	(9,922)	(6,827)
Net non-current deferred tax assets, net of valuation allowance	122,689	102,420
Net deferred tax assets	130,165	112,360
Deferred tax liabilities:
Non-current deferred tax liabilities:
Property, Plant and equipment	(43,637)	(32,505)
Foreign tax local	(4,985)	(1,440)
Other state deferred tax liability, net	(3,491)	(4,819)
Other	(2)	(3)
Gross non-current deferred tax liabilities	(52,115)	(38,767)
Net deferred tax asset	$78,050	$73,593

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Dollars in thousands
Balance at January 1, 2014	$(12,209)
Additions based on tax positions taken during a prior period	(3,862)
Additions based on tax positions taken during the current period	(385)
Reductions related to settlement of tax matters	6,088
Reductions based on tax positions taken during a prior period	2,169
Balance at December 31, 2014	$(8,199)

Open Tax Years by Major Tax Jurisdiction
The following describes the open tax years, by major tax jurisdiction, as of December 31, 2014:

Colombia	2010-present
Kazakhstan	2007-present
Mexico	2009-present
Papua New Guinea	2011-present
Russia	2011-present
United States — Federal	2012-present
United Kingdom	2012-present